Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Leases [Abstract]
Beginning balance	$ 335	$ 282
Additions	236	117
Disposals	(1)	(7)
Amortization	(72)	(57)
Ending balance	$ 498	$ 335